AB Municipal Income Fund II

AB Ohio Portfolio

Portfolio of Investments

August 31, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.1%
Long-Term Municipal Bonds – 98.1%
Ohio – 86.0%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 4.00%, 11/15/2035	$1,000	$950,100
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2016-A 5.00%, 02/15/2034	1,000	1,029,152
American Municipal Power, Inc. (American Municipal Power Prairie State Energy Campus Revenue) Series 2019 4.00%, 02/15/2039	1,000	956,528
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	1,115	1,019,213
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 4.00%, 12/01/2042	505	440,745
5.00%, 12/01/2037	1,700	1,729,961
City of Cleveland OH Series 2012 5.00%, 12/01/2028	25	25,028
Cleveland Department of Public Utilities Division of Public Power AGM Series 2018 5.00%, 11/15/2035	1,100	1,170,418
Cleveland-Cuyahoga County Port Authority (Cleveland-Cuyahoga County Port Authority Flats East Bank TIF District) Series 2021 4.00%, 12/01/2055(a)	490	405,795
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2042	1,650	1,691,518
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	1,400	1,402,479
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019-A 5.00%, 09/01/2049	190	166,799
County of Franklin OH (Agler Green LP) Series 2002-A 5.65%, 05/20/2032	710	711,043
5.80%, 05/20/2044	1,150	1,151,049
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	150	120,265

	Principal Amount (000)	U.S. $ Value

County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 01/01/2042	$1,000	$903,053
County of Hardin OH (Ohio Northern University) Series 2020 5.25%, 05/01/2040	500	436,475
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	200	163,717
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a) (b) (c)	450	99,000
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	220	219,854
Franklin County Convention Facilities Authority Series 2014 5.00%, 12/01/2035 (Pre-refunded/ETM)	1,000	1,019,412
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	550	374,683
JobsOhio Beverage System Series 2023 4.433%, 01/01/2033	1,000	977,920
Miami University/Oxford OH Series 2021-A 5.00%, 09/01/2028	800	870,091
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2019 2.10%, 10/01/2028	1,000	969,422
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	1,000	993,433
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	640	606,694
Series 2021 1.50%, 02/01/2026	1,000	915,160
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2047	1,000	1,010,859
5.25%, 01/01/2052	1,000	1,001,420
Ohio Higher Educational Facility Commission (Case Western Reserve University) Series 2016 4.00%, 12/01/2033	2,000	2,024,017

	Principal Amount (000)	U.S. $ Value

Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2042	$2,000	$1,700,994
Ohio Higher Educational Facility Commission (Kenyon College) Series 2017 5.00%, 07/01/2034	320	336,190
5.00%, 07/01/2042	2,045	2,100,657
Ohio Higher Educational Facility Commission (Oberlin College) Series 2023 5.00%, 10/01/2026	1,290	1,344,116
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2044	2,000	2,093,339
Ohio Turnpike & Infrastructure Commission Series 2022 5.00%, 02/15/2039	2,000	2,197,251
Port of Greater Cincinnati Development Authority (St. Xavier High School, Inc./OH) Series 2020 4.00%, 04/01/2040	415	383,514
State of Ohio (Premier Health Partners Obligated Group) Series 2020 4.00%, 11/15/2040	1,310	1,141,105
4.00%, 11/15/2041	725	620,468
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2046	1,000	785,685
University of Akron (The) Series 2014-A 5.00%, 01/01/2032	2,080	2,085,283
University of Toledo Series 2023-B 4.61% (SOFR + 0.90%), 06/01/2036(d) (e)	2,000	1,989,890

		42,333,795

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	140	151,294

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	101,030

	Principal Amount (000)	U.S. $ Value

California – 0.5%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	$220	$219,333
State of California Series 2004 5.25%, 04/01/2029	5	5,010

		224,343

Connecticut – 0.8%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018-K1 5.00%, 07/01/2037	415	407,903

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2059	100	99,822

Guam – 3.0%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	78,728
Series 2023 5.25%, 10/01/2031	100	100,820
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	615	615,389
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	150	152,980
5.00%, 10/01/2038	540	545,821

		1,493,738

Indiana – 0.2%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	105	78,133

Kansas – 0.5%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	250	228,177

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	51,043

New York – 2.1%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,000	1,050,477

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.7%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	$375	$358,283

Other – 0.0%
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023(d) (f)	10	10,000

Puerto Rico – 2.4%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	38	36,645
5.625%, 07/01/2029	60	63,388
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	120	118,144
5.25%, 07/01/2036	120	120,932
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	250	256,077
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	99,423
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	100	98,375
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(b) (c)	230	161,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	100	78,112
Series 2019-A 4.329%, 07/01/2040	70	66,292
5.00%, 07/01/2058	100	96,790

		1,195,178

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	125	115,022

Texas – 0.9%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	215	217,515

	Principal Amount (000)	U.S. $ Value

Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	$215	$209,691

		427,206

Total Municipal Obligations (cost $51,985,067)		48,325,444

	Shares

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(g) (h) (i) (cost $246,015)	246,015	246,015

Total Investments – 98.6% (cost $52,231,082)(j)		48,571,459
Other assets less liabilities – 1.4%		669,829

Net Assets – 100.0%		$49,241,288

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,900	01/15/2027	1 Day SOFR	4.217%	Annual	$(11,033)	$—	$(11,033)
USD	1,400	01/15/2027	1 Day SOFR	4.113%	Annual	(13,550)	—	(13,550)
USD	1,000	01/15/2027	1 Day SOFR	3.596%	Annual	(28,887)	—	(28,887)
USD	900	04/30/2030	1 Day SOFR	3.486%	Annual	(25,934)	—	(25,934)
USD	900	04/30/2030	1 Day SOFR	3.706%	Annual	(12,147)	—	(12,147)
USD	680	04/30/2030	1 Day SOFR	3.500%	Annual	(18,477)	—	(18,477)
USD	1,200	07/31/2030	1 Day SOFR	4.016%	Annual	8,339	—	8,339
USD	900	07/31/2030	1 Day SOFR	3.897%	Annual	—	—	—
USD	300	03/31/2033	3.152%	1 Day SOFR	Annual	17,933	—	17,933

						$(83,756)	$—	$(83,756)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,175	10/09/2029	1.125%	SIFMA*	Quarterly	$130,076	$—	$130,076

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2023, the aggregate market value of these securities amounted to $2,010,058 or 4.1% of net assets.

(b)	Non-income producing security.
(c)	Defaulted.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 4.06% of net assets as of August 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023	08/24/2023	$10,000	$10,000	0.02%
University of Toledo Series 2023-B 4.61%, 06/01/2036	06/30/2023	2,000,000	1,989,890	4.04%

(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2023.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $186,074 and gross unrealized depreciation of investments was $(3,799,377), resulting in net unrealized depreciation of $(3,613,303).

As of August 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.6% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

ETM – Escrowed to Maturity

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Ohio Portfolio

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$48,315,444	$10,000	$48,325,444
Short-Term Investments	246,015	—	—	246,015

Total Investments in Securities	246,015	48,315,444	10,000	48,571,459
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	26,272	—	26,272
Interest Rate Swaps	—	130,076	—	130,076
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(110,028)	—	(110,028)

Total	$246,015	$48,361,764	$10,000	$48,617,779

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2023 is as follows:

Fund	Market Value 05/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$373	$4,762	$4,889	$246	$10